Income Taxes - Summary of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Tax benefit of loss carryforwards	$ 614	$ 686
Liabilities currently not deductible for tax	211	231
Tax credit carryforwards	24	25
Unrealized loss on cash flow hedges and retirement liabilities	154	119
Others	16	12
Deferred tax assets, Gross, Total	1,019	1,073
Valuation allowance against tax benefit of loss carryforwards	(562)	(637)
Other valuation allowance	(50)	(80)
Deferred tax assets, Net, Total	407	356
Tax depreciation in excess of book depreciation	249	212
Tax on undistributed foreign earnings	10	7
Unrealized gain on cash flow hedges and retirement liabilities	9	9
Deferred tax liabilities, Total	268	228
Net deferred tax assets	$ 139	$ 128